Schedule of Principal Maturities of Notes Payable (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2023 (six months)	$ 21,540
2023	27,631	$ 51,657
2024	15,813	27,631
2025	9,595	15,813
Total	$ 74,579	104,696
2026		$ 9,595